Other net income	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Other net income
15	Other net income

	2017	2016	2015
	RMB million	RMB million	RMB million
Government grants (Note)	3,075	2,837	2,331
Gains/(losses) on disposal of property, plant and equipment and construction in progress
– Aircraft and spare engines and relating construction in progress	960	523	414
– Other property, plant and equipment	29	34	(102)
Others	384	441	635

	4,448	3,835	3,278

Note:

Government grants mainly represent (i) subsidies based on certain amount of tax paid granted by governments to the Group; (ii) subsidies granted by various local governments to encourage the Group to operate certain routes to cities where these governments are located.

There are no unfulfilled conditions and other contingencies related to subsidies that have been recognized during the year ended December 31, 2017.